Schedule of Allowance for Doubtful Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Receivables [Abstract]
Balance, beginning of year	$ 3.8	$ 4.2	$ 3.2
(Benefit) provision	0.3	(0.4)
Write-offs, credits and adjustments	0	0
Balance, end of the period	$ 4.1	$ 3.8	$ 3.2